Share capital	3 Months Ended
Mar. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10	Share capital

The Company’s authorized share capital consists of unlimited common shares without par value. At March 31, 2018, the Company had 174,283,740 (December 31, 2017 – 173,573,572) shares issued and outstanding.

Share purchase warrants

At March 31, 2018, the following share purchase warrants were outstanding:

Number of share purchase warrants (000’s)	Exercise price per share C$	Expiry date
8,655	0.55	January 10, 2022
610	0.55	January 12, 2022

The fair value per share purchase warrant was determined to be C$0.37 based on the following weighted average assumptions using the Black Scholes option pricing model:

Share price	C$0.55
Risk-free interest rate	1.01%
Dividend rate	0.00%
Expected life	5 years
Annualized volatility	72%